FUND PROFILE

                                     Value

                                INVESTOR CLASS

                               January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            AMERICAN CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                                     VALUE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase. The fund managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The fund managers attempt to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies whose earnings, cash flows and/or assets may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

        Although Value will invest primarily in equity securities, it also may invest up to 35% of its assets in other types of securities consistent with the accomplishment of its objective of capital growth. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

     * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

        In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Value's Investor Class shares for each calendar year since the fund's inception on September 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                          1998    1997    1996    1995    1994
     Value                4.99    26.01   24.25   32.80   3.99%


Value                                               American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Value is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 6/30/97      12.87%
               Quarter Ended  9/30/98    -10.85%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P/Barra Value Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1         5       LIFE OF
                                     YEAR      YEARS     FUND
     ---------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     ---------------------------------------------------------------------
     Value                           4.99%    17.82%    17.28%
     S&P/Barra Value Index          14.68%    19.88%    18.61%
                                                        (index as of 8/31/93)

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ---------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------------------------------
     Management Fee                              1.00%
     Distribution and Service (12b-1) Fees       None
     Other Expenses(1)                           0.00%
     Total Annual Fund Operating Expenses        1.00%

     (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year       3 years     5 years      10 years
                 $102         $318        $551          $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Value team is identified below:

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. He has a bachelor's degree in finance and an MBA from Illinois State University.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                                               Value


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX  816-340-7962

SH-PRF-14829   9901                                     Funds Distributor, Inc.

                                 FUND PROFILE

                                 Equity Income

                                INVESTOR CLASS

                               January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                    Century


--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            AMERICAN CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                                 EQUITY INCOME

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks with a favorable dividend- paying history that show the prospect for continuing and/or increasing dividend payments. Secondarily, the fund managers look for the possibility that the stock price may increase.

        Under normal circumstances, the fund will invest at least 85% of its assets in income-paying securities and at least 65% of its assets in stocks. A portion of the fund's assets may be invested in bonds and other fixed-income securities. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund seeks to receive dividend payments that provide a yield to the fund that exceeds the yield of the stocks comprising the S&P 500 Index.

        Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * As with all funds, at any given time the value of your shares of Equity Income may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual securities the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * The value of Equity Income's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline

     * If the individual stocks Equity Income owns do not continue or increase dividend payments, or if the values of those stocks do not increase, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

        In summary, Equity Income is intended for investors who seek current income through an equity fund that invests primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Equity Income's Investor Class shares for each calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                           1998    1997   1996  1995
     Equity Income         12.97  28.26  23.31  29.63%


Equity Income                                       American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Equity Income is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 12/31/98      14.19%
               Quarter Ended  9/30/98      -6.23%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1       LIFE OF
                                     YEAR      FUND
     ---------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     ---------------------------------------------------------------------
     Equity Income                  12.97%    21.09%
     S&P 500 Index                  28.68%    27.54%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ---------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------------------------------
     Management Fee                              1.00%
     Distribution and Service (12b-1) Fees       None
     Other Expenses(1)                           0.00%
     Total Annual Fund Operating Expenses        1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year       3 years     5 years      10 years
                 $102         $318        $551          $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Equity Income team is identified below:

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. He has a bachelor's degree in finance and an MBA from Illinois State University.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                                       Equity Income


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Equity Income pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14830   9901                                     Funds Distributor, Inc.

                                 FUND PROFILE

                                Small Cap Value

                                INVESTOR CLASS

                               January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                    Century


--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            AMERICAN CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                                SMALL CAP VALUE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Small Cap Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of smaller companies that they believe are undervalued at the time of purchase. The fund managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The fund managers attempt to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies whose earnings, cash flows and/or assets may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

        The fund invests primarily in equity securities of smaller companies. These smaller companies have a market capitalization (the number of shares times the share price) at the time of investment that is not greater than that of the largest company contained in the S&P/Barra Small-Cap 600 Value Index. As of December 31, 1998, the largest company contained in the index had a market capitalization of approximately $2.6 billion, while the median company contained in the index had a market capitalization of $356 million. The S&P/Barra Small-Cap 600 Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

        Although Small Cap Value will invest primarily in equity securities, it also may invest up to 35% of its assets in other types of securities consistent with the accomplishment of its objective of capital growth. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Non-leveraged means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Small Cap Value's investments is available in its semiannual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * The value of the Small Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

     * If the market does not consider the individual stocks purchased by Small Cap Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

     * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

        In summary, Small Cap Value is intended for investors who seek long-term capital growth through an equity fund investing in smaller companies utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.


Small Cap Value                                     American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ---------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------------------------------
     Management Fee                              1.25%
     Distribution and Service (12b-1) Fees       None
     Other Expenses(1)                           0.00%
     Total Annual Fund Operating Expenses        1.25%

     (1)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE

              Assuming you...
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               ...your cost of investing in the fund would be:

                1 year       3 years     5 years      10 years
                 $127         $395        $683          $1,503

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Small Cap Value team are identified below:

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in September 1993. He has a bachelor's degree in finance and an MBA from Illinois State University.

        R. TODD VINGERS, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Small Cap Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


Fund Profile                                                     Small Cap Value


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962


SH-PRF-14831   9901                                     Funds Distributor, Inc.

                                 FUND PROFILE

                               Real Estate Fund

                                INVESTOR CLASS

                               January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                    Century


--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            AMERICAN CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                               REAL ESTATE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        The Real Estate Fund seeks long-term capital growth by investing primarily in securities issued by real estate investment trusts (REITs) and securities of companies engaged in the real estate industry. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for real estate securities that they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for strong growth of cash flow to investors and, therefore, sustained dividend increases to the fund.

        To find these issuers, the fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the fund managers believe will be the most profitable to the fund. The fund managers also consider the effect of the real estate securities markets in general in making investment decisions.

        Under normal conditions, the Real Estate Fund will invest at least 80% of its assets in equity securities of REITs or companies which are principally engaged in the real estate industry. A company is considered to be principally engaged in the real estate industry if, at the time its securities are purchased by the fund, at least 50% of its revenues or 50% of the market value of its assets, in the opinion of the fund managers, are attributed to the ownership, construction, management or sale of real estate.

        The fund may invest up to 20% of its assets in other types of securities. These securities may include non-leveraged futures and options. Non-leveraged means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about the Real Estate Fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * The value of the Real Estate Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * Since the value of its investments will be affected by the value of the real estate owned by the companies in which it invests, the Real Estate Fund may be subject to certain risks similar to those associated with directly owning real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, increases in competition due to overbuilding, environ- mental contamination, zoning and natural disasters.

     * By investing in REITs indirectly through the fund, a shareholder will be paying not only a share of the expenses of the fund, but also a proportionate share of the expenses of the REIT - including any management fees.

     * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

        In summary, the Real Estate Fund is intended for investors who seek long-term capital growth through an equity fund investing in real estate securities and who are willing to accept


Real Estate Fund                                    American Century Investments


     the risks associated with that investment strategy. Because of the fund's policy of concentrating its investments in real estate securities, an investment in the fund should not be considered a complete investment program.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of the Real Estate Fund's Investor Class shares for each calendar year since the fund's inception on September 21, 1995. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                           1998    1997   1996
     Real Estate Fund    -18.10   25.21   40.81

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that the Real Estate Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 12/31/96      19.92%
               Quarter Ended  9/30/98     -13.35%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Wilshire REIT Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1       LIFE OF
                                     YEAR      FUND
     ---------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     ---------------------------------------------------------------------
      Real Estate                   -18.10%    13.54%
      Wilshire REIT Index           -16.96%    11.32%
                                              (index as of 9/30/95)

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ---------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------------------------------
      Management Fee                             1.20%
      Distribution and Service (12b-1) Fees      None
      Other Expenses(1)                          0.00%
      Total Annual Fund Operating Expenses       1.20%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year       3 years     5 years      10 years
                 $122         $380        $657          $1,447

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc. has in turn hired RREEF America, L.L.C. to make the day-to-day investment decisions for the fund. RREEF America performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.

        The portfolio managers on the RREEF America team are identified below:

        KIM G. REDDING, Portfolio Manager, is a Senior Vice President of RREEF America. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and previously the President of Redding, Melchor & Company,


Fund Profile                                                    Real Estate Fund


     an investment advisor. He has been managing portfolios of real estate securities since 1987.

        KAREN J. KNUDSON, Portfolio Manager, is a Senior Vice President of RREEF America. Prior to joining RREEF America, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor. She has over 14 years of real estate investment experience, specializing in real estate investment trusts.

        The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified below:

        MARK L. MALLON, Senior Vice President and Managing Director, joined American Century Investment Management, Inc. in April 1997. From August 1978 until joining American Century, he was employed by Federated Investors, serving as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation from 1990 to 1997.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        The Real Estate Fund pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

        The fund may also receive returns of capital from REITs in which it invests, which will be distributed to fund shareholders. Returns of capital distributions are generally not taxable to the fund's shareholders, but may decrease the cost basis of fund shares for those shareholders who do not reinvest distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14832   9901                                Funds Distributor, Inc.